STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation rates used for each class of depreciable assets

Class of Non-Current	Asset Depreciation	Rate Basis of Depreciation
Property and Equipment	5 – 33%	Straight Line